Allowance for Credit Losses - Summary of Net Investment in Finance Leases and Container Leaseback Financing Receivable (Detail) - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021
Financing Receivable Allowance For Credit Losses [Line Items]
Net investment in finance leases, net	$ 1,799,299	$ 1,806,090
Finance Leases
Financing Receivable Allowance For Credit Losses [Line Items]
Three Months Ended March 31, 2022	33,705
2021	936,494
2020	619,351
2019	140,752
2018	51,312
Prior	18,572
Net investment in finance leases, net	1,800,186
Container Leaseback Financing Receivable
Financing Receivable Allowance For Credit Losses [Line Items]
Three Months Ended March 31, 2022	389,593
2021	16,776
2020	105,068
2019	221,123
Net investment in finance leases, net	732,560
Tier 1 | Finance Leases
Financing Receivable Allowance For Credit Losses [Line Items]
Three Months Ended March 31, 2022	24,444
2021	846,190
2020	581,307
2019	102,449
2018	32,857
Prior	14,427
Net investment in finance leases, net	1,601,674
Tier 1 | Container Leaseback Financing Receivable
Financing Receivable Allowance For Credit Losses [Line Items]
Three Months Ended March 31, 2022	389,593
2021	11,835
2020	105,068
2019	195,851
Net investment in finance leases, net	702,347
Tier 2 | Finance Leases
Financing Receivable Allowance For Credit Losses [Line Items]
Three Months Ended March 31, 2022	7,900
2021	82,937
2020	35,834
2019	32,816
2018	17,968
Prior	4,083
Net investment in finance leases, net	181,538
Tier 2 | Container Leaseback Financing Receivable
Financing Receivable Allowance For Credit Losses [Line Items]
2021	4,941
2019	25,272
Net investment in finance leases, net	30,213
Tier 3 | Finance Leases
Financing Receivable Allowance For Credit Losses [Line Items]
Three Months Ended March 31, 2022	1,361
2021	7,367
2020	2,210
2019	5,487
2018	487
Prior	62
Net investment in finance leases, net	$ 16,974